Deferred Tax Assets - Schedule of Presented the Category of Deferred Tax Assets (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Presented the Category of Deferred Tax Assets [Line Items]
Balance at beginning	$ 596	$ 488	$ 293
Credit for the year	115	123	201
Exchange adjustments	12	(15)	(6)
Balance at ending	723	596	488
Tax Losses [Member]
Schedule of Presented the Category of Deferred Tax Assets [Line Items]
Balance at beginning	82	84	86
Credit for the year
Exchange adjustments	2	(2)	(2)
Balance at ending	84	82	84
Depreciation [Member]
Schedule of Presented the Category of Deferred Tax Assets [Line Items]
Balance at beginning	517	358	197
Credit for the year	102	172	166
Exchange adjustments	11	(13)	(5)
Balance at ending	630	517	358
Others [Member]
Schedule of Presented the Category of Deferred Tax Assets [Line Items]
Balance at beginning	(3)	46	10
Credit for the year	13	(49)	35
Exchange adjustments	(1)		1
Balance at ending	$ 9	$ (3)	$ 46